UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08416
Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Balanced Fund CLASS SC

Touchstone Balanced Fund CLASS I

Touchstone Bond Fund CLASS SC

Touchstone Bond Fund CLASS I

Touchstone Common Stock Fund CLASS SC

Touchstone Common Stock Fund CLASS I

Touchstone Small Company Fund CLASS I

Touchstone Balanced Fund
CLASS SC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$44	0.87%
Key Fund Statistics
Fund net assets	$46,613,516
Total number of portfolio holdings	198
Portfolio turnover rate	63%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.8%
U.S. Treasury Obligations	16.5%
Corporate Bonds	13.6%
Non-Agency Collateralized Mortgage Obligations	2.8%
Commercial Mortgage-Backed Securities	1.5%
Exchange-Traded Fund	1.0%
U.S. Government Mortgage-Backed Obligations	0.1%
Sovereign Government Obligations	0.1%
Short-Term Investment Funds	1.5%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.2%
AA/Aa	12.1%
A/A	14.8%
BBB/Baa	16.3%
BB/Ba	2.6%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-BALS-2606
Touchstone Balanced Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%
Key Fund Statistics
Fund net assets	$46,613,516
Total number of portfolio holdings	198
Portfolio turnover rate	63%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.8%
U.S. Treasury Obligations	16.5%
Corporate Bonds	13.6%
Non-Agency Collateralized Mortgage Obligations	2.8%
Commercial Mortgage-Backed Securities	1.5%
Exchange-Traded Fund	1.0%
U.S. Government Mortgage-Backed Obligations	0.1%
Sovereign Government Obligations	0.1%
Short-Term Investment Funds	1.5%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	54.2%
AA/Aa	12.1%
A/A	14.8%
BBB/Baa	16.3%
BB/Ba	2.6%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-BALI-2606
Touchstone Bond Fund
CLASS SC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$45	0.91%
Key Fund Statistics
Fund net assets	$47,580,801
Total number of portfolio holdings	208
Portfolio turnover rate	123%

Graphical Representation of Holdings

Asset Category (% of Net Assets)
U.S. Treasury Obligations	43.8%
Corporate Bonds	37.2%
Commercial Mortgage-Backed Securities	5.4%
Non-Agency Collateralized Mortgage Obligations	4.6%
Exchange-Traded Fund	2.9%
Asset-Backed Securities	2.0%
U.S. Government Mortgage-Backed Obligations	1.1%
Agency Collateralized Mortgage Obligations	0.4%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	48.1%
AA/Aa	15.6%
A/A	14.6%
BBB/Baa	17.4%
BB/Ba	3.0%
B/B	0.3%
CCC	0.6%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-BNDS-2606
Touchstone Bond Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.61%
Key Fund Statistics
Fund net assets	$47,580,801
Total number of portfolio holdings	208
Portfolio turnover rate	123%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
U.S. Treasury Obligations	43.8%
Corporate Bonds	37.2%
Commercial Mortgage-Backed Securities	5.4%
Non-Agency Collateralized Mortgage Obligations	4.6%
Exchange-Traded Fund	2.9%
Asset-Backed Securities	2.0%
U.S. Government Mortgage-Backed Obligations	1.1%
Agency Collateralized Mortgage Obligations	0.4%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	48.1%
AA/Aa	15.6%
A/A	14.6%
BBB/Baa	17.4%
BB/Ba	3.0%
B/B	0.3%
CCC	0.6%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-BNDI-2606
Touchstone Common Stock Fund
CLASS SC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$46	0.91%
Key Fund Statistics
Fund net assets	$198,463,453
Total number of portfolio holdings	47
Portfolio turnover rate	5%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.5%
Communication Services	17.1%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	7.2%
Consumer Staples	3.1%
Energy	2.3%
Real Estate	1.6%
Materials	0.9%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-CMSS-2606
Touchstone Common Stock Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%
Key Fund Statistics
Fund net assets	$198,463,453
Total number of portfolio holdings	47
Portfolio turnover rate	5%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.5%
Communication Services	17.1%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	7.2%
Consumer Staples	3.1%
Energy	2.3%
Real Estate	1.6%
Materials	0.9%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-CMSI-2606
Touchstone Small Company Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.76%
Key Fund Statistics
Fund net assets	$64,408,582
Total number of portfolio holdings	74
Portfolio turnover rate	38%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.5%
Industrials	19.9%
Information Technology	17.2%
Consumer Discretionary	15.6%
Financials	11.3%
Energy	5.8%
Real Estate	4.5%
Materials	2.4%
Communication Services	1.6%
Short-Term Investment Funds	3.1%
Other Assets/Liabilities (Net)	(2.9)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-SMC-2606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

June 30, 2026 (Unaudited)
Semi-Annual
Financial Statements
Touchstone Variable Series Trust
Touchstone Balanced Fund
Touchstone Bond Fund
Touchstone Common Stock Fund
Touchstone Small Company Fund

Page
Portfolios of Investments:
Touchstone Balanced Fund	3-6
Touchstone Bond Fund	7-10
Touchstone Common Stock Fund	11
Touchstone Small Company Fund	12-13
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16-17
Financial Highlights	18-19
Notes to Financial Statements	20-31
Other Items	32
This report identifies the Funds' investments on June 30, 2026. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Balanced Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 63.8%
	Information Technology — 23.1%
7,290	Apple, Inc.	$ 2,109,434
1,808	Applied Materials, Inc.	1,307,184
1,006	Broadcom, Inc.	380,017
5,768	Microsoft Corp.	2,151,579
10,830	NVIDIA Corp.	2,166,975
2,845	Oracle Corp.	416,935
2,427	Salesforce, Inc.	380,214
937	SAP SE (Germany) ADR†	144,401
2,497	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	1,192,492
919	Texas Instruments, Inc.	273,926
1,994	Workday, Inc. - Class A*	244,106
		10,767,263
	Communication Services — 10.7%
7,550	Alphabet, Inc. - Class C	2,667,642
9,684	Comcast Corp. - Class A	237,742
2,922	Meta Platforms, Inc. - Class A	1,645,933
1,730	Netflix, Inc.*	123,522
3,249	Walt Disney Co. (The)	312,716
		4,987,555
	Financials — 8.3%
14,000	Bank of America Corp.	797,720
771	Berkshire Hathaway, Inc. - Class B*	385,801
2,601	Blackstone, Inc.	306,059
7,025	Charles Schwab Corp. (The)	648,197
1,334	LPL Financial Holdings, Inc.	375,761
287	Markel Group, Inc.*	560,514
2,268	Visa, Inc. - Class A	778,128
		3,852,180
	Health Care — 6.4%
2,995	Becton Dickinson & Co.	453,233
3,000	BioMarin Pharmaceutical, Inc.*	171,660
5,258	Bristol-Myers Squibb Co.	302,966
874	Cencora, Inc.	247,325
690	HCA Healthcare, Inc.	269,024
1,837	Johnson & Johnson	466,543
6,483	Medtronic PLC	507,165
1,304	UnitedHealth Group, Inc.	541,981
		2,959,897
	Consumer Discretionary — 5.6%
3,824	Airbnb, Inc. - Class A*	547,214
7,884	Amazon.com, Inc.*	1,879,073
3,870	Las Vegas Sands Corp.	178,755
		2,605,042
	Industrials — 4.7%
2,694	Boeing Co. (The)*	583,170
695	Deere & Co.	440,859
691	Hubbell, Inc.	361,531
17,110	QXO, Inc.*†	295,661
3,096	Stanley Black & Decker, Inc.	291,396
3,060	Uber Technologies, Inc.*	220,810
		2,193,427
	Consumer Staples — 2.3%
3,918	Monster Beverage Corp.*	376,598
3,840	Philip Morris International, Inc.	694,695
		1,071,293
	Energy — 1.3%
4,533	Exxon Mobil Corp.	619,752
Shares		Market Value
	Common Stocks — 63.8% (Continued)
	Real Estate — 0.9%
1,402	Jones Lang LaSalle, Inc.*	$ 434,550
	Materials — 0.5%
3,213	International Flavors & Fragrances, Inc.	254,534
	Total Common Stocks	$29,745,493
Principal Amount
	U.S. Treasury Obligations — 16.5%
$ 500,000	U.S. Treasury Bond, 4.625%, 11/15/45	482,109
130,000	U.S. Treasury Bond, 4.625%, 11/15/55	124,251
211,000	U.S. Treasury Bond, 4.750%, 8/15/55	205,667
225,000	U.S. Treasury Bond, 4.750%, 2/15/56	219,586
595,000	U.S. Treasury Bond, 5.000%, 5/15/56	604,018
880,000	U.S. Treasury Note, 3.625%, 12/31/30	859,925
1,050,000	U.S. Treasury Note, 3.750%, 4/15/28	1,042,740
330,000	U.S. Treasury Note, 3.875%, 3/31/31	325,553
1,664,000	U.S. Treasury Note, 3.875%, 4/30/31	1,641,250
844,000	U.S. Treasury Note, 4.000%, 11/15/35	817,889
880,000	U.S. Treasury Note, 4.125%, 6/30/28	879,794
248,000	U.S. Treasury Note, 4.125%, 2/15/36	242,420
255,000	U.S. Treasury Note, 4.375%, 5/15/36	254,084
	Total U.S. Treasury Obligations	$7,699,286
	Corporate Bonds — 13.6%
	Financials — 3.4%
50,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 6.150%, 9/30/30	52,274
70,000	American Express Co., 5.282%, 7/27/29	70,950
43,000	Bank of America Corp., 2.687%, 4/22/32	38,982
44,000	Bank of America Corp., 3.705%, 4/24/28	43,708
30,000	Bank of America Corp., 5.511%, 1/24/36	30,678
50,000	Bank of Montreal (Canada), 3.803%, 12/15/32	49,229
55,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	57,833
37,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	30,556
96,000	Citigroup, Inc., 4.542%, 9/19/30	95,365
35,000	Citigroup, Inc., 6.174%, 5/25/34	36,567
52,000	First Maryland Capital I, (TSFR3M + 1.262%), 4.935%, 1/15/27(A)	51,614
65,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	58,420
30,000	Goldman Sachs Private Credit Corp., 144a, 6.150%, 6/16/31	29,805
39,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	38,384
69,000	JPMorgan Chase & Co., 2.956%, 5/13/31	64,476
54,000	JPMorgan Chase & Co., 3.509%, 1/23/29	53,119
70,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	72,078
52,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	49,898
73,000	Morgan Stanley, 2.484%, 9/16/36	63,344
51,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	50,091
66,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	50,608
68,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.492%, 6/1/28(A)	67,194
60,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	60,490
98,000	State Street Corp., (TSFR3M + 1.262%), 4.926%, 6/15/47(A)	88,190
103,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	69,269
99,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.583%, 5/15/27(A)	98,400
44,000	US Bancorp, 4.967%, 7/22/33	43,642
78,000	Wells Fargo & Co., 4.960%, 1/23/37	76,281
		1,591,445

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 13.6% (Continued)
	Consumer Discretionary — 1.5%
$ 98,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	$ 85,352
18,000	Amazon.com, Inc., 5.800%, 3/13/56	17,932
28,000	Amazon.com, Inc., 5.950%, 3/13/66	27,939
41,000	American Honda Finance Corp., Ser A, 5.200%, 4/8/33†	41,102
74,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	73,047
61,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	55,275
62,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	60,277
32,000	Home Depot, Inc. (The), 5.950%, 4/1/41	33,937
54,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	54,765
79,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	76,668
80,000	Polaris, Inc., 5.600%, 3/1/31	80,119
78,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	76,912
		683,325
	Consumer Staples — 1.2%
54,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	49,370
64,000	Cargill, Inc., 144a, 4.760%, 11/23/45	57,477
103,000	Coca-Cola Co. (The), 2.500%, 3/15/51	61,462
78,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	78,489
64,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	52,643
72,000	Global Payments, Inc., 5.200%, 11/15/32	70,294
34,000	Kroger Co. (The), 5.000%, 4/15/42	31,490
47,000	Mars, Inc., 144a, 5.200%, 3/1/35	47,256
73,000	Philip Morris International, Inc., 5.375%, 2/15/33	74,994
35,000	Starbucks Corp., 3.350%, 3/12/50	23,921
44,000	Walmart, Inc., 4.500%, 9/9/52	38,286
		585,682
	Communication Services — 1.2%
48,000	Alphabet, Inc., 5.500%, 2/15/46	47,435
72,000	AT&T, Inc., 3.800%, 12/1/57	48,296
29,000	AT&T, Inc., 4.500%, 5/15/35	27,349
62,000	Beacon Point DC LLC, 144a, 6.129%, 11/30/42	62,651
39,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	35,906
43,000	Comcast Corp., 4.000%, 3/1/48	31,143
80,000	Meta Platforms, Inc., 4.875%, 11/15/35	77,972
64,000	T-Mobile USA, Inc., 3.875%, 4/15/30	62,053
35,000	T-Mobile USA, Inc., 5.750%, 1/15/54	33,554
59,000	Verizon Communications, Inc., 2.987%, 10/30/56	34,915
30,000	Verizon Communications, Inc., 5.875%, 11/30/55	29,190
98,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	94,588
		585,052
	Utilities — 1.2%
62,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	64,292
98,000	CMS Energy Corp., 4.750%, 6/1/50	96,050
62,000	Cumberland Combined Cycle Generation LLC, 5.821%, 5/15/56	63,599
71,000	Duke Energy Progress LLC, 4.150%, 12/1/44	58,685
39,000	Edison International, 4.125%, 3/15/28	38,448
43,000	Georgia Power Co., 5.950%, 2/1/39	44,346
42,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.055%, 10/1/66(A)	38,626
61,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	37,533
78,000	Oncor Electric Delivery Co. LLC, 144a, 5.900%, 3/15/56	79,523
48,000	PacifiCorp., 5.750%, 4/1/37	48,399
		569,501
	Energy — 1.2%
43,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	39,441
Principal Amount		MarketValue
	Corporate Bonds — 13.6% (Continued)
	Energy — 1.2% (Continued)
$ 59,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	$ 64,440
66,000	Energy Transfer LP, 6.300%, 1/15/56	66,487
65,000	HF Sinclair Corp., 5.000%, 2/1/28	64,902
63,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	62,616
42,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	48,754
57,000	Occidental Petroleum Corp., 7.950%, 6/15/39	68,101
86,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	76,281
65,000	Western Midstream Operating LP, 5.250%, 2/1/50	56,585
		547,607
	Industrials — 1.1%
67,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	61,880
53,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	55,362
69,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	51,341
55,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	55,911
44,000	Norfolk Southern Corp., 4.837%, 10/1/41	41,031
120,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.648%, 2/15/42(A)	110,395
80,000	Timken Co. (The), 4.500%, 12/15/28	79,617
62,000	United Parcel Service, Inc., 5.950%, 5/14/55	63,695
		519,232
	Information Technology — 1.0%
77,000	Apple, Inc., 4.650%, 2/23/46	69,138
81,000	Broadcom, Inc., 3.419%, 4/15/33	73,938
48,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	46,915
28,000	Intel Corp., 5.000%, 8/15/33	27,821
94,000	Microsoft Corp., 2.525%, 6/1/50	56,133
34,000	Oracle Corp., 4.700%, 9/27/34	31,201
46,000	Oracle Corp., 5.950%, 9/26/55	39,241
64,000	Salesforce, Inc., 5.550%, 3/15/36	63,919
56,000	Texas Instruments, Inc., 5.100%, 5/23/35	56,536
		464,842
	Health Care — 1.0%
45,000	AbbVie, Inc., 4.450%, 5/14/46	38,796
46,000	CommonSpirit Health, 4.187%, 10/1/49	35,960
42,000	CVS Health Corp., 5.125%, 7/20/45	38,177
56,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	45,081
51,000	Elevance Health, Inc., 4.750%, 2/15/33	50,326
66,000	HCA, Inc., 5.500%, 3/1/32	67,493
90,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	87,412
45,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	44,638
57,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	47,001
		454,884
	Real Estate — 0.6%
57,000	American Tower Corp. REIT, 5.900%, 11/15/33	59,556
54,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	54,172
71,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	67,638
52,000	Store Capital LLC REIT, 2.700%, 12/1/31	45,847
34,000	Store Capital LLC REIT, 4.625%, 3/15/29	33,635
		260,848
	Materials — 0.2%
45,000	Ecolab, Inc., 5.150%, 6/15/33	45,675
32,000	LYB International Finance III LLC, 5.875%, 1/15/36†	32,131
		77,806
	Total Corporate Bonds	$6,340,224
	Non-Agency Collateralized Mortgage Obligations — 2.8%
112,074	CIM Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 6/25/51(A)(B)	99,240

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 2.8% (Continued)
$ 128,592	Flagstar Mortgage Trust, Ser 2021-4, Class A1, 144a, 2.500%, 6/1/51(A)(B)	$ 106,425
62,488	Flagstar Mortgage Trust, Ser 2021-5INV, Class A16, 144a, 2.500%, 7/25/51(A)(B)	51,247
163,837	GS Mortgage-Backed Securities Trust, Ser 2021-PJ10, Class A8, 144a, 2.500%, 3/25/52(A)(B)	145,621
71,738	GS Mortgage-Backed Securities Trust, Ser 2021-PJ9, Class A8, 144a, 2.500%, 2/26/52(A)(B)	63,796
107,130	JP Morgan Mortgage Trust, Ser 2021-13, Class A4, 144a, 2.500%, 4/25/52(A)(B)	95,762
63,895	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(B)	57,489
117,485	New Residential Mortgage Loan Trust, Ser 2021-INV2, Class A7, 144a, 2.500%, 9/25/51(A)(B)	105,264
133,970	Provident Funding Mortgage Trust, Ser 2021-J1, Class A3, 144a, 2.500%, 10/25/51(A)(B)	118,836
122,630	PSMC Trust, Ser 2021-3, Class A3, 144a, 2.500%, 8/25/51(A)(B)	110,072
79,922	Rate Mortgage Trust, Ser 2021-HB1, Class A7, 144a, 2.500%, 12/25/51(A)(B)	70,760
128,401	Rate Mortgage Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 10/25/51(A)(B)	113,876
121,773	Rate Mortgage Trust, Ser 2022-J1, Class A9, 144a, 2.500%, 1/25/52(A)(B)	107,695
95,000	Towd Point Mortgage Trust, Ser 2020-4, Class A2, 144a, 2.500%, 10/25/60	78,455
	Total Non-Agency Collateralized Mortgage Obligations	$1,324,538
	Commercial Mortgage-Backed Securities — 1.5%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	54,865
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	248,288
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	234,536
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	161,867
	Total Commercial Mortgage-Backed Securities	$699,556
Shares
Exchange-Traded Fund — 1.0%
11,938	iShares Broad USD High Yield Corporate Bond ETF	441,945
Principal Amount
	U.S. Government Mortgage-Backed Obligations — 0.1%
$ 21,562	FNMA, Pool #725610, 5.500%, 7/1/34	21,748
5,693	FNMA, Pool #890310, 4.500%, 12/1/40	5,643
20,798	FNMA, Pool #AD9193, 5.000%, 9/1/40	21,005
	Total U.S. Government Mortgage-Backed Obligations	$48,396
	Sovereign Government Obligations — 0.1%
47,000	Republic of Poland Government International Bond, Ser 30Y, 6.125%, 4/14/56	47,779
Shares		MarketValue
	Short-Term Investment Funds — 1.5%
213,163	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	$ 213,163
474,065	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	474,065
	Total Short-Term Investment Funds	$687,228
	Total Investment Securities—100.9% (Cost $32,399,467)	$47,034,445
	Liabilities in Excess of Other Assets — (0.9%)	(420,929)
	Net Assets — 100.0%	$46,613,516
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $453,228.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FNMA – Federal National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $3,048,611 or 6.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$29,745,493	$—	$—	$29,745,493
U.S. Treasury Obligations	—	7,699,286	—	7,699,286
Corporate Bonds	—	6,340,224	—	6,340,224
Non-Agency Collateralized Mortgage Obligations	—	1,324,538	—	1,324,538
Commercial Mortgage-Backed Securities	—	699,556	—	699,556
Exchange-Traded Fund	441,945	—	—	441,945
U.S. Government Mortgage-Backed Obligations	—	48,396	—	48,396
Sovereign Government Obligations	—	47,779	—	47,779
Short-Term Investment Funds	687,228	—	—	687,228
Total	$30,874,666	$16,159,779	$—	$47,034,445
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Bond Fund – June 30, 2026 (Unaudited)
Principal Amount		Market Value
	U.S. Treasury Obligations — 43.8%
$ 830,000	U.S. Treasury Bond, 4.250%, 8/15/54	$ 744,406
570,000	U.S. Treasury Bond, 4.625%, 11/15/45	549,605
130,000	U.S. Treasury Bond, 4.625%, 11/15/55	124,252
1,165,000	U.S. Treasury Bond, 4.750%, 2/15/45	1,143,930
67,000	U.S. Treasury Bond, 4.750%, 8/15/55	65,307
515,000	U.S. Treasury Bond, 4.750%, 2/15/56	502,608
1,720,000	U.S. Treasury Bond, 5.000%, 5/15/56	1,746,069
415,000	U.S. Treasury Note, 3.500%, 1/31/28	410,834
2,150,000	U.S. Treasury Note, 3.625%, 12/31/30	2,100,953
2,960,000	U.S. Treasury Note, 3.750%, 4/15/28	2,939,534
2,195,000	U.S. Treasury Note, 3.875%, 3/31/31	2,165,419
1,168,000	U.S. Treasury Note, 3.875%, 4/30/31	1,152,031
2,724,000	U.S. Treasury Note, 4.000%, 11/15/35	2,639,726
2,695,000	U.S. Treasury Note, 4.125%, 6/30/28	2,694,368
100,000	U.S. Treasury Note, 4.125%, 2/15/36	97,750
485,000	U.S. Treasury Note, 4.250%, 8/15/35	479,638
1,280,000	U.S. Treasury Note, 4.375%, 5/15/36	1,275,400
	Total U.S. Treasury Obligations	$20,831,830
	Corporate Bonds — 37.2%
	Financials — 9.7%
136,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 6.150%, 9/30/30	142,186
178,000	American Express Co., 5.282%, 7/27/29	180,417
101,000	Bank of America Corp., 2.687%, 4/22/32	91,563
126,000	Bank of America Corp., 3.705%, 4/24/28	125,163
39,000	Bank of America Corp., 5.511%, 1/24/36	39,881
168,000	Bank of Montreal (Canada), 3.803%, 12/15/32	165,409
154,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	161,934
187,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	167,812
89,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	73,498
189,000	Citigroup, Inc., 4.542%, 9/19/30	187,751
91,000	Citigroup, Inc., 6.174%, 5/25/34	95,074
155,000	Citizens Bank NA, 4.575%, 8/9/28	155,004
108,000	First Maryland Capital I, (TSFR3M + 1.262%), 4.935%, 1/15/27(A)	107,199
177,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	159,083
82,000	Goldman Sachs Private Credit Corp., 144a, 6.150%, 6/16/31	81,468
92,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	90,547
129,000	JPMorgan Chase & Co., 2.956%, 5/13/31	120,542
168,000	JPMorgan Chase & Co., 3.509%, 1/23/29	165,258
41,000	JPMorgan Chase & Co., 4.946%, 10/22/35	40,513
129,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	132,829
94,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	90,200
188,000	Mastercard, Inc., 2.000%, 11/18/31	166,195
194,000	Morgan Stanley, 2.484%, 9/16/36	168,339
138,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	135,541
198,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	151,824
136,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.492%, 6/1/28(A)	134,388
152,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	153,241
9,000	SBL Holdings, Inc., 144a, 9.508%(B)	8,559
245,000	State Street Corp., (TSFR3M + 1.262%), 4.926%, 6/15/47(A)	220,474
194,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	130,468
260,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.583%, 5/15/27(A)	258,423
200,000	UBS Group AG (Switzerland), 144a, 4.588%, 8/10/32	196,371
119,000	US Bancorp, 4.967%, 7/22/33	118,031
202,000	Wells Fargo & Co., 4.960%, 1/23/37	197,549
		4,612,734
Principal Amount		Market Value
	Corporate Bonds — 37.2% (Continued)
	Consumer Discretionary — 4.1%
$ 215,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	$ 187,251
48,000	Amazon.com, Inc., 5.800%, 3/13/56	47,818
76,000	Amazon.com, Inc., 5.950%, 3/13/66	75,834
107,000	American Honda Finance Corp., Ser A, 5.200%, 4/8/33†	107,267
162,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	159,914
338,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	306,279
206,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	200,275
114,000	Home Depot, Inc. (The), 5.950%, 4/1/41	120,901
119,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	120,686
169,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	164,012
208,000	Polaris, Inc., 5.600%, 3/1/31	208,309
93,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	93,466
176,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	173,544
		1,965,556
	Energy — 3.7%
135,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	132,412
116,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	106,399
237,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	258,852
168,000	Energy Transfer LP, 6.300%, 1/15/56	169,240
128,000	HF Sinclair Corp., 5.000%, 2/1/28	127,807
169,413	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	159,037
198,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	196,795
93,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	107,954
125,000	Occidental Petroleum Corp., 7.950%, 6/15/39	149,344
206,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	182,719
181,000	Western Midstream Operating LP, 5.250%, 2/1/50	157,569
		1,748,128
	Consumer Staples — 3.3%
143,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	130,739
152,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	149,586
116,000	Cargill, Inc., 144a, 4.760%, 11/23/45	104,177
225,000	Coca-Cola Co. (The), 2.500%, 3/15/51	134,261
184,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	185,153
118,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	97,061
156,000	Global Payments, Inc., 5.200%, 11/15/32	152,304
107,000	Kroger Co. (The), 5.000%, 4/15/42	99,099
35,000	Mars, Inc., 144a, 3.600%, 4/1/34	31,793
154,000	Mars, Inc., 144a, 5.200%, 3/1/35	154,840
188,000	Philip Morris International, Inc., 5.375%, 2/15/33	193,135
83,000	Starbucks Corp., 3.350%, 3/12/50	56,728
99,000	Walmart, Inc., 4.500%, 9/9/52	86,143
		1,575,019
	Health Care — 3.1%
142,000	AbbVie, Inc., 4.450%, 5/14/46	122,424
118,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	88,833
152,000	Amgen, Inc., 5.150%, 3/2/28	153,483
132,000	CommonSpirit Health, 4.187%, 10/1/49	103,190
121,000	CVS Health Corp., 5.125%, 7/20/45	109,986
147,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	118,338
136,000	Elevance Health, Inc., 4.750%, 2/15/33	134,202
170,000	HCA, Inc., 5.500%, 3/1/32	173,844
235,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	228,242
17,000	Tenet Healthcare Corp., 6.125%, 10/1/28	17,068
113,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	112,092
156,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	128,634
		1,490,336

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 37.2% (Continued)
	Communication Services — 2.9%
$ 130,000	Alphabet, Inc., 5.500%, 2/15/46	$ 128,470
100,000	AT&T, Inc., 3.800%, 12/1/57	67,078
120,000	AT&T, Inc., 4.500%, 5/15/35	113,168
148,000	Beacon Point DC LLC, 144a, 6.129%, 11/30/42	149,554
103,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	94,829
122,000	Comcast Corp., 4.000%, 3/1/48	88,359
172,000	Meta Platforms, Inc., 4.875%, 11/15/35	167,639
168,000	T-Mobile USA, Inc., 3.875%, 4/15/30	162,891
74,000	T-Mobile USA, Inc., 5.750%, 1/15/54	70,942
170,000	Verizon Communications, Inc., 2.987%, 10/30/56	100,603
68,000	Verizon Communications, Inc., 5.875%, 11/30/55	66,163
176,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	169,872
		1,379,568
	Information Technology — 2.9%
170,000	Apple, Inc., 4.650%, 2/23/46	152,643
12,000	Broadcom, Inc., 3.419%, 4/15/33	10,954
217,000	Broadcom, Inc., 4.150%, 11/15/30	212,573
203,000	Cisco Systems, Inc., 4.850%, 2/26/29	205,214
112,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	109,469
76,000	Intel Corp., 5.000%, 8/15/33	75,514
210,000	Microsoft Corp., 2.525%, 6/1/50	125,405
92,000	Oracle Corp., 4.700%, 9/27/34	84,425
100,000	Oracle Corp., 5.950%, 9/26/55	85,306
176,000	Salesforce, Inc., 5.550%, 3/15/36	175,777
126,000	Texas Instruments, Inc., 5.100%, 5/23/35	127,206
		1,364,486
	Utilities — 2.8%
174,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	180,431
220,000	CMS Energy Corp., 4.750%, 6/1/50	215,622
170,000	Cumberland Combined Cycle Generation LLC, 5.821%, 5/15/56	174,385
178,000	Duke Energy Progress LLC, 4.150%, 12/1/44	147,125
104,000	Edison International, 4.125%, 3/15/28	102,529
67,000	Georgia Power Co., 5.950%, 2/1/39	69,098
116,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.055%, 10/1/66(A)	106,681
170,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	104,601
176,000	Oncor Electric Delivery Co. LLC, 144a, 5.900%, 3/15/56	179,437
64,000	PacifiCorp., 5.750%, 4/1/37	64,532
		1,344,441
	Industrials — 2.5%
136,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	125,608
142,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	148,327
179,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	133,188
111,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	112,838
122,000	Norfolk Southern Corp., 4.837%, 10/1/41	113,767
293,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.648%, 2/15/42(A)	269,548
145,000	Timken Co. (The), 4.500%, 12/15/28	144,307
160,000	United Parcel Service, Inc., 5.950%, 5/14/55	164,375
		1,211,958
	Real Estate — 1.7%
212,000	American Tower Corp. REIT, 5.900%, 11/15/33	221,505
181,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	181,576
192,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	182,907
Principal Amount		Market Value
	Corporate Bonds — 37.2% (Continued)
	Real Estate — 1.7% (Continued)
$ 130,000	Store Capital LLC REIT, 2.700%, 12/1/31	$ 114,619
95,000	Store Capital LLC REIT, 4.625%, 3/15/29	93,981
		794,588
	Materials — 0.5%
142,000	Ecolab, Inc., 5.150%, 6/15/33	144,131
80,000	LYB International Finance III LLC, 5.875%, 1/15/36†	80,327
		224,458
	Total Corporate Bonds	$17,711,272
	Commercial Mortgage-Backed Securities — 5.4%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	662,722
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	260,606
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	329,864
200,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	206,396
65,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	61,950
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	229,937
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	226,538
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.190%, 10/15/36(A)	207,706
105,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	102,375
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 4.942%, 11/15/35(A)	209,997
70,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	68,713
	Total Commercial Mortgage-Backed Securities	$2,566,804
	Non-Agency Collateralized Mortgage Obligations — 4.6%
18,648	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.560%, 7/25/43(A)(C)	18,159
59,120	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.463%, 6/25/45(A)(C)	58,324
153,289	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.608%, 10/25/45(A)(C)	146,663
43,556	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.392%, 5/25/43(A)(C)	43,058
127,941	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.872%, 1/25/45(A)(C)	123,186
78,427	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.763%, 12/25/44(A)(C)	75,566
16	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(C)	16
320,612	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.556%, 2/25/48(A)(C)	293,745
179,514	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 5.210%, 2/25/67(A)(C)	178,955
256,265	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.042%, 1/25/49(A)(C)	235,632
172,026	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(C)	154,778
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	259,694
76,199	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	29,453
23,666	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.534%, 8/25/43(A)(C)	23,134
28,676	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.488%, 5/25/43(A)(C)	28,164

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 4.6% (Continued)
$ 332,781	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.702%, 8/25/48(A)(C)	$ 321,696
222,070	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(C)	196,454
17,815	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	16,592
	Total Non-Agency Collateralized Mortgage Obligations	$2,203,269
Shares
Exchange-Traded Fund — 2.9%
36,922	iShares Broad USD High Yield Corporate Bond ETF	1,366,852
Principal Amount
	Asset-Backed Securities — 2.0%
$ 200,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-2A, Class BR, 144a, (TSFR3M + 1.400%), 5.075%, 4/19/35(A)	199,736
175,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	173,374
12,794	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	12,481
143,125	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	142,643
288,000	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	285,734
130,763	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	125,365
	Total Asset-Backed Securities	$939,333
	U.S. Government Mortgage-Backed Obligations — 1.1%
30,668	FHLMC, Pool #A95946, 4.000%, 1/1/41	29,810
16,856	FHLMC, Pool #A96485, 4.500%, 1/1/41	16,728
3,843	FHLMC, Pool #G03217, 5.500%, 9/1/37	3,916
2,574	FHLMC, Pool #G03781, 6.000%, 1/1/38	2,704
1,129	FNMA, Pool #561741, 7.500%, 1/1/31	1,153
79,857	FNMA, Pool #725610, 5.500%, 7/1/34	80,549
2,303	FNMA, Pool #889734, 5.500%, 6/1/37	2,372
15,996	FNMA, Pool #AB1149, 5.000%, 6/1/40	16,155
14,995	FNMA, Pool #AB1800, 4.000%, 11/1/40	14,579
25,941	FNMA, Pool #AD3795, 4.500%, 4/1/40	25,713
34,177	FNMA, Pool #AD9150, 5.000%, 8/1/40	34,517
69,328	FNMA, Pool #AD9193, 5.000%, 9/1/40	70,017
42,933	FNMA, Pool #AE0548, 4.500%, 11/1/40	42,555
36,632	FNMA, Pool #AE4429, 4.000%, 10/1/40	35,615
31,345	FNMA, Pool #MA2177, 4.000%, 2/1/35	30,726
49,528	GNMA, Pool #4853, 4.000%, 11/20/40	47,912
11,941	GNMA, Pool #736696, 4.500%, 5/15/40	11,732
57,771	GNMA, Pool #MA1157, 3.500%, 7/20/43	54,281
	Total U.S. Government Mortgage-Backed Obligations	$521,034
	Agency Collateralized Mortgage Obligations — 0.4%
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	169,033
4,879	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	4,675
	Total Agency Collateralized Mortgage Obligations	$173,708
	Sovereign Government Obligations — 0.2%
103,000	Republic of Poland Government International Bond, Ser 30Y, 6.125%, 4/14/56	104,708
Shares		MarketValue
	Short-Term Investment Funds — 2.4%
977,770	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	$ 977,770
185,714	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	185,714
	Total Short-Term Investment Funds	$1,163,484
	Total Investment Securities—100.0% (Cost $48,695,170)	$47,582,294
	Liabilities in Excess of Other Assets — (0.0%)	(1,493)
	Net Assets — 100.0%	$47,580,801
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $177,562.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $8,526,993 or 17.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$20,831,830	$—	$20,831,830
Corporate Bonds	—	17,711,272	—	17,711,272
Commercial Mortgage-Backed Securities	—	2,566,804	—	2,566,804
Non-Agency Collateralized Mortgage Obligations	—	2,203,269	—	2,203,269
Exchange-Traded Fund	1,366,852	—	—	1,366,852
Asset-Backed Securities	—	939,333	—	939,333
U.S. Government Mortgage-Backed Obligations	—	521,034	—	521,034
Agency Collateralized Mortgage Obligations	—	173,708	—	173,708
Sovereign Government Obligations	—	104,708	—	104,708
Short-Term Investment Funds	1,163,484	—	—	1,163,484
Total Assets	$2,530,336	$45,051,958	$—	$47,582,294
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(9,495)	$—	$—	$(9,495)
Total Liabilities	$(9,495)	$—	$—	$(9,495)
Total	$2,520,841	$45,051,958	$—	$47,572,799
Futures Contracts
At June 30, 2026, $46,350 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2026:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Long Futures:
30-Year U.S. Ultra Treasury Bond	9/21/2026	9	$1,045,406	$(9,495)
				$(9,495)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Common Stock Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.9%
	Information Technology — 36.5%
48,318	Apple, Inc.	$ 13,981,296
11,193	Applied Materials, Inc.	8,092,539
6,613	Broadcom, Inc.	2,498,061
42,011	Microsoft Corp.	15,670,943
71,963	NVIDIA Corp.	14,399,077
20,283	Oracle Corp.	2,972,474
16,359	Salesforce, Inc.	2,562,801
6,299	SAP SE (Germany) ADR†	970,739
16,388	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	7,826,417
6,224	Texas Instruments, Inc.	1,855,188
12,867	Workday, Inc. - Class A*	1,575,178
		72,404,713
	Communication Services — 17.1%
52,386	Alphabet, Inc. - Class C	18,509,545
63,376	Comcast Corp. - Class A	1,555,881
19,651	Meta Platforms, Inc. - Class A	11,069,212
10,280	Netflix, Inc.*	733,992
21,130	Walt Disney Co. (The)	2,033,762
		33,902,392
	Financials — 13.3%
107,720	Bank of America Corp.	6,137,886
4,992	Berkshire Hathaway, Inc. - Class B*	2,497,947
13,672	Blackstone, Inc.	1,608,784
46,323	Charles Schwab Corp. (The)	4,274,223
8,739	LPL Financial Holdings, Inc.	2,461,601
1,896	Markel Group, Inc.*	3,702,907
16,711	Visa, Inc. - Class A	5,733,377
		26,416,725
	Health Care — 9.1%
20,415	Becton Dickinson & Co.	3,089,402
20,439	BioMarin Pharmaceutical, Inc.*	1,169,520
27,868	Bristol-Myers Squibb Co.	1,605,754
5,888	Cencora, Inc.	1,666,186
3,967	HCA Healthcare, Inc.	1,546,694
8,498	Johnson & Johnson	2,158,237
44,417	Medtronic PLC	3,474,742
8,266	UnitedHealth Group, Inc.	3,435,597
		18,146,132
	Consumer Discretionary — 8.8%
25,609	Airbnb, Inc. - Class A*	3,664,648
53,106	Amazon.com, Inc.*	12,657,284
26,079	Las Vegas Sands Corp.	1,204,589
		17,526,521
	Industrials — 7.2%
19,263	Boeing Co. (The)*	4,169,862
4,670	Deere & Co.	2,962,321
2,998	Hubbell, Inc.	1,568,554
115,254	QXO, Inc.*†	1,991,589
Shares		Market Value
	Common Stocks — 99.9% (Continued)
	Industrials — 7.2% (Continued)
21,573	Stanley Black & Decker, Inc.	$ 2,030,451
20,834	Uber Technologies, Inc.*	1,503,381
		14,226,158
	Consumer Staples — 3.1%
23,147	Monster Beverage Corp.*	2,224,890
21,589	Philip Morris International, Inc.	3,905,666
		6,130,556
	Energy — 2.3%
33,788	Exxon Mobil Corp.	4,619,495
	Real Estate — 1.6%
10,065	Jones Lang LaSalle, Inc.*	3,119,647
	Materials — 0.9%
22,409	International Flavors & Fragrances, Inc.	1,775,241
	Total Common Stocks	$198,267,580
	Short-Term Investment Funds — 1.2%
345,257	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	345,257
2,050,271	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	2,050,271
	Total Short-Term Investment Funds	$2,395,528
	Total Investment Securities—101.1% (Cost $84,744,831)	$200,663,108
	Liabilities in Excess of Other Assets — (1.1%)	(2,199,655)
	Net Assets — 100.0%	$198,463,453
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $1,966,881.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$198,267,580	$—	$—	$198,267,580
Short-Term Investment Funds	2,395,528	—	—	2,395,528
Total	$200,663,108	$—	$—	$200,663,108
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – June 30, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	Health Care — 21.5%
14,060	Bio-Techne Corp.	$ 993,339
85,813	Certara, Inc.*†	562,075
1,428	Chemed Corp.	665,077
30,062	Doximity, Inc. - Class A*	623,486
7,033	Encompass Health Corp.	710,896
4,187	Ensign Group, Inc. (The)	671,176
12,252	Globus Medical, Inc. - Class A*	968,030
23,644	Haemonetics Corp.*	1,773,300
15,071	LivaNova PLC*†	1,239,288
13,517	Merit Medical Systems, Inc.*	937,269
39,061	Option Care Health, Inc.*	819,109
30,520	Privia Health Group, Inc.*	785,280
74,750	Progyny, Inc.*	2,155,042
46,340	Waystar Holding Corp.*	951,360
		13,854,727
	Industrials — 19.9%
1,654	CACI International, Inc. - Class A*	766,232
2,859	Clean Harbors, Inc.*	854,126
4,448	Crane Co.	992,215
840	Curtiss-Wright Corp.	636,518
2,358	ESCO Technologies, Inc.	825,394
47,760	ExlService Holdings, Inc.*	1,235,074
7,780	Federal Signal Corp.	999,652
8,220	Franklin Electric Co., Inc.	881,102
7,802	Hexcel Corp.	780,668
4,611	ITT, Inc.	911,871
4,640	Middleby Corp. (The)*	798,127
4,110	MSA Safety, Inc.	717,524
5,965	Nextpower, Inc. - Class A*	710,670
15,490	Worthington Enterprises, Inc.	832,743
16,743	Zurn Elkay Water Solutions Corp.	846,024
		12,787,940
	Information Technology — 17.2%
1,992	Advanced Energy Industries, Inc.	742,757
31,817	Box, Inc. - Class A*	844,423
199,259	CCC Intelligent Solutions Holdings, Inc.*	1,028,177
5,797	CommVault Systems, Inc.*	821,609
90,155	DoubleVerify Holdings, Inc.*	977,280
9,707	Kulicke & Soffa Industries, Inc. (Singapore)	1,298,408
3,652	Onto Innovation, Inc.*	1,382,099
20,108	Q2 Holdings, Inc.*	967,195
10,458	Qualys, Inc.*	1,437,870
19,710	RingCentral, Inc. - Class A	768,296
39,888	Zeta Global Holdings Corp. - Class A*	784,996
		11,053,110
	Consumer Discretionary — 15.6%
10,878	Champion Homes, Inc.*	958,569
6,740	Crocs, Inc.*	813,114
13,744	Frontdoor, Inc.*	1,066,397
30,915	Gentex Corp.	781,222
6,200	Grand Canyon Education, Inc.*	887,282
6,606	LCI Industries	699,443
23,696	Malibu Boats, Inc. - Class A*	649,981
7,020	Signet Jewelers Ltd.	605,124
16,696	Steven Madden Ltd.	702,902
3,848	Texas Roadhouse, Inc.	743,549
1,684	TopBuild Corp.*	597,029
9,070	Urban Outfitters, Inc.*	642,700
17,995	YETI Holdings, Inc.*	891,832
		10,039,144
Shares		Market Value
	Common Stocks — 99.8% (Continued)
	Financials — 11.3%
10,810	Ameris Bancorp	$ 975,710
22,941	Atlantic Union Bankshares Corp.	970,634
2,556	Evercore, Inc. - Class A	872,721
53,327	FNB Corp.	1,017,479
10,400	Hancock Whitney Corp.	777,088
32,350	Home BancShares, Inc.	923,592
11,780	Moelis & Co. - Class A	770,648
9,744	SouthState Bank Corp.	973,426
		7,281,298
	Energy — 5.8%
10,767	Cactus, Inc. - Class A	551,594
4,040	Gulfport Energy Corp.*	685,588
8,740	HF Sinclair Corp.	608,741
25,140	Magnolia Oil & Gas Corp. - Class A	643,081
18,891	Tidewater, Inc.*	1,258,707
		3,747,711
	Real Estate — 4.5%
11,904	Agree Realty Corp. REIT	901,609
28,057	COPT Defense Properties REIT	1,020,994
26,068	STAG Industrial, Inc. REIT	992,148
		2,914,751
	Materials — 2.4%
3,581	Eagle Materials, Inc.	805,725
15,761	Silgan Holdings, Inc.	731,153
		1,536,878
	Communication Services — 1.6%
30,663	Cargurus, Inc.*	1,045,302
	Total Common Stocks	$64,260,861
	Short-Term Investment Funds — 3.1%
577,686	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	577,686
1,437,566	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	1,437,566
	Total Short-Term Investment Funds	$2,015,252
	Total Investment Securities—102.9% (Cost $47,245,610)	$66,276,113
	Liabilities in Excess of Other Assets — (2.9%)	(1,867,531)
	Net Assets — 100.0%	$64,408,582
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $1,414,652.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$64,260,861	$—	$—	$64,260,861
Short-Term Investment Funds	2,015,252	—	—	2,015,252
Total	$66,276,113	$—	$—	$66,276,113
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Assets
Investments, at cost	$32,399,467	$48,695,170	$84,744,831	$47,245,610
Investments, at market value *	$47,034,445	$47,582,294	$200,663,108	$66,276,113
Cash	1,192	—	7,393	—
Cash deposits held at prime broker (A)	—	46,350	—	—
Dividends and interest receivable	146,039	385,094	117,644	29,551
Receivable for capital shares sold	425	3,027	1,175	2,046
Receivable for investments sold	845,476	2,312,911	—	—
Receivable for securities lending income	330	467	1,679	15
Other assets	—	—	—	2,301
Total Assets	48,027,907	50,330,143	200,790,999	66,310,026

Liabilities
Payable for return of collateral for securities on loan	474,065	185,714	2,050,271	1,437,566
Payable for capital shares redeemed	64,505	40,245	25,343	10,454
Payable for investments purchased	792,187	2,428,816	—	369,887
Payable to Investment Adviser	18,030	6,923	76,803	21,740
Payable to other affiliates	5,958	5,869	92,840	7,620
Payable to Trustees	24,138	24,138	24,138	24,138
Payable for professional services	12,932	14,556	16,456	13,308
Payable for reports to shareholders	8,160	11,846	13,113	11,079
Payable for transfer agent services	6,466	6,642	27,560	4,363
Payable for variation margin on futures contracts	—	6,750	—	—
Other accrued expenses and liabilities	7,950	17,843	1,022	1,289
Total Liabilities	1,414,391	2,749,342	2,327,546	1,901,444
Net Assets	$46,613,516	$47,580,801	$198,463,453	$64,408,582
Net assets consist of:
Paid-in capital	27,028,655	59,817,057	42,473,379	33,054,182
Distributable earnings (deficit)	19,584,861	(12,236,256)	155,990,074	31,354,400
Net Assets	$46,613,516	$47,580,801	$198,463,453	$64,408,582
Pricing of Class SC Shares
Net assets applicable to Class SC Shares	$29,814,870	$18,433,326	$75,766,569	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,050,586	2,107,281	5,763,302	—
Net asset value, offering price and redemption price per share	$14.54	$8.75	$13.15	$—
Pricing of Class I Shares
Net assets applicable to Class I Shares	$16,798,646	$29,147,475	$122,696,884	$64,408,582
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,154,527	3,308,207	9,222,617	4,038,503
Net asset value, offering price and redemption price per share	$14.55	$8.81	$13.30	$15.95
*Includes market value of securities on loan of:	$453,228	$177,562	$1,966,881	$1,414,652
(A)	Represents segregated cash for futures contracts.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended June 30, 2026 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Investment Income
Dividends*	$180,029	$57,090	$1,012,775	$249,328
Interest	352,983	1,046,927	—	—
Income from securities loaned	799	1,297	3,080	355
Total Investment Income	533,811	1,105,314	1,015,855	249,683
Expenses
Investment advisory fees	126,857	90,634	495,212	151,269
Administration fees	30,336	31,374	130,441	39,791
Compliance fees and expenses	1,947	1,947	1,947	1,947
Custody fees	18,112	20,835	1,929	1,876
Professional fees	15,649	17,277	15,707	13,027
Transfer Agent fees, Class SC	713	1,335	10,283	—
Transfer Agent fees, Class I	5,834	15,428	56,241	11,787
Pricing expense	6,380	13,068	781	1,263
Reports to Shareholders, Class SC	3,537	3,528	3,524	—
Reports to Shareholders, Class I	5,064	5,798	6,011	7,118
Shareholder servicing fees, Class SC	37,092	6,493	71,478	—
Trustee fees	16,343	16,343	16,343	16,343
Other expenses	11,666	13,209	11,605	9,980
Total Expenses	279,530	237,269	821,502	254,401
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(85,901)	(63,962)	(31,211)	(24,485)
Net Expenses	193,629	173,307	790,291	229,916
Net Investment Income (Loss)	340,182	932,007	225,564	19,767
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	1,388,443	(626,606)	13,078,239	6,669,548
Net realized losses on futures contracts	—	(94,939)	—	—
Net realized gains on swap agreements	—	2,892	—	—
Net change in unrealized appreciation (depreciation) on investments	(557,947)	25,961	(7,499,511)	548,636
Net change in unrealized appreciation (depreciation) on futures contracts	—	(9,495)	—	—
Net Realized and Unrealized Gains (Losses) on Investments	830,496	(702,187)	5,578,728	7,218,184
Change in Net Assets Resulting from Operations	$1,170,678	$229,820	$5,804,292	$7,237,951
*Net of foreign tax withholding of:	$993	$—	$6,518	$—
(A)	See Note 4 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Bond Fund		Touchstone Common Stock Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
From Operations
Net investment income	$340,182	$781,089	$932,007	$1,906,893	$225,564	$618,394
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	1,388,443	2,545,427	(718,653)	(19,430)	13,078,239	26,166,886
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	(557,947)	2,907,946	16,466	1,695,538	(7,499,511)	6,691,308
Change in Net Assets from Operations	1,170,678	6,234,462	229,820	3,583,001	5,804,292	33,476,588

Distributions to Shareholders:
Distributed earnings, Class SC	—	(1,377,169)	—	(700,004)	—	(11,063,029)
Distributed earnings, Class I	—	(740,496)	—	(1,203,573)	—	(18,353,210)
Total Distributions	—	(2,117,665)	—	(1,903,577)	—	(29,416,239)

Share Transactions Class SC
Proceeds from Shares issued	466,897	395,245	697,817	1,669,565	213,486	501,316
Reinvestment of distributions	—	1,377,169	—	700,004	—	11,063,028
Cost of Shares redeemed	(2,049,894)	(6,998,498)	(1,018,817)	(2,822,407)	(4,658,703)	(12,313,911)
Change in Net Assets from Class SC Share Transactions	(1,582,997)	(5,226,084)	(321,000)	(452,838)	(4,445,217)	(749,567)

Share Transactions Class I
Proceeds from Shares issued	328,036	662,196	955,521	3,066,314	831,908	1,378,330
Reinvestment of distributions	—	740,497	—	1,203,573	—	18,353,211
Cost of Shares redeemed	(638,711)	(2,320,874)	(1,805,134)	(4,192,113)	(10,329,886)	(22,867,451)
Change in Net Assets from Class I Share Transactions	(310,675)	(918,181)	(849,613)	77,774	(9,497,978)	(3,135,910)
Change in Net Assets from Share Transactions	(1,893,672)	(6,144,265)	(1,170,613)	(375,064)	(13,943,195)	(3,885,477)

Total Increase (Decrease) in Net Assets	(722,994)	(2,027,468)	(940,793)	1,304,360	(8,138,903)	174,872

Net Assets
Beginning of period	47,336,510	49,363,978	48,521,594	47,217,234	206,602,356	206,427,484
End of period	$46,613,516	$47,336,510	$47,580,801	$48,521,594	$198,463,453	$206,602,356

Share Transactions Class SC
Shares issued	32,854	29,066	79,909	193,829	16,989	38,720
Shares reinvested	—	96,043	—	80,276	—	865,542
Shares redeemed	(143,752)	(515,064)	(116,878)	(321,353)	(360,643)	(914,298)
Change in Class SC Shares Outstanding	(110,898)	(389,955)	(36,969)	(47,248)	(343,654)	(10,036)

Share Transactions Class I
Shares issued	23,072	47,030	108,613	352,337	64,219	102,007
Shares reinvested	—	51,642	—	137,237	—	1,418,136
Shares redeemed	(45,403)	(169,688)	(205,415)	(474,501)	(801,442)	(1,681,854)
Change in Class I Shares Outstanding	(22,331)	(71,016)	(96,802)	15,073	(737,223)	(161,711)
Change in Shares Outstanding	(133,229)	(460,971)	(133,771)	(32,175)	(1,080,877)	(171,747)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Company Fund
For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025

$19,767	$40,771
6,669,548	6,456,664
548,636	(894,877)
7,237,951	5,602,558

—	—
—	(8,044,805)
—	(8,044,805)

—	—
—	—
—	—
—	—

376,685	1,554,941
—	8,044,805
(3,906,710)	(10,434,661)
(3,530,025)	(834,915)
(3,530,025)	(834,915)

3,707,926	(3,277,162)

60,700,656	63,977,818
$64,408,582	$60,700,656

—	—
—	—
—	—
—	—

25,684	105,636
—	551,166
(266,402)	(690,783)
(240,718)	(33,981)
(240,718)	(33,981)

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/21(3)	$14.67(4)	$0.05	$1.18	$1.23	$(0.03)	$ (0.17)	$(0.20)	$15.70	8.45%(5)	$52,471	0.79%(6)	1.13%(6)	0.46%(6)	132%(7)
12/31/22	15.70	0.14	(2.60)	(2.46)	(0.05)	(3.25)	(3.30)	9.94	(15.95)	39,940	0.79	1.23	1.03	61
12/31/23	9.94	0.18	1.67	1.85	(0.15)	—	(0.15)	11.64	18.57	34,400	0.79	1.24	1.66	49
12/31/24	11.64	0.20	1.39	1.59	(0.24)	—	(0.24)	12.99	13.62	33,149	0.79	1.25	1.62	81
12/31/25	12.99	0.22	1.62	1.84	(0.27)	(0.38)	(0.65)	14.18	14.18	30,645	0.79	1.29	1.64	77
06/30/26(8)	14.18	0.10	0.26	0.36	—	—	—	14.54	2.54(5)	29,815	0.87(6)	1.26(6)	1.45(6)	63(5)
Class I
12/31/21	$13.59	$0.07	$2.24	$2.31	$(0.03)	$ (0.17)	$(0.20)	$15.70	17.07%	$19,771	0.81%	1.05%	0.48%	132%(7)
12/31/22	15.70	0.14	(2.60)	(2.46)	(0.05)	(3.25)	(3.30)	9.94	(15.97)	15,050	0.79	0.96	1.03	61
12/31/23	9.94	0.18	1.67	1.85	(0.15)	—	(0.15)	11.64	18.61	16,454	0.79	0.99	1.66	49
12/31/24	11.64	0.20	1.38	1.58	(0.23)	—	(0.23)	12.99	13.59	16,215	0.79	1.06	1.62	81
12/31/25	12.99	0.22	1.62	1.84	(0.27)	(0.38)	(0.65)	14.18	14.16	16,691	0.79	1.07	1.64	77
06/30/26(8)	14.18	0.11	0.26	0.37	—	—	—	14.55	2.61(5)	16,799	0.79(6)	1.12(6)	1.52(6)	63(5)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(3)	Represents the period from commencement of operations (April 13, 2021) through December 31, 2021.
(4)	Net asset value at the beginning of period is based on the net asset value of Class I shares on April 13, 2021.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover excludes the purchases and sales of securities of the Aggressive ETF Fund, the Conservative ETF Fund and the Moderate ETF Fund acquired on April 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(8)	Unaudited.
Touchstone Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/21	$10.79	$0.16	$(0.30)	$(0.14)	$(0.25)	$ (0.06)	$(0.31)	$10.34	(1.30)%	$65,530	0.79%	0.79%	1.47%	142%
12/31/22	10.34	0.23	(1.67)	(1.44)	(0.17)	(0.07)	(0.24)	8.66	(13.90)	54,930	0.78	0.78	2.49	163
12/31/23	8.66	0.31(2)	0.19	0.50	(0.44)	—	(0.44)	8.72	5.77	20,072	0.81	0.81	3.51	138
12/31/24	8.72	0.32(2)	(0.16)	0.16	(0.45)	—	(0.45)	8.43	1.96	18,476	0.91	0.95	3.66	181
12/31/25	8.43	0.32(2)	0.30	0.62	(0.34)	—	(0.34)	8.71	7.34	18,683	0.91	0.96	3.71	212
06/30/26(3)	8.71	0.16(2)	(0.12)	0.04	—	—	—	8.75	0.46(4)	18,433	0.91(5)	0.98(5)	3.72(5)	123(4)
Class I
12/31/21	$10.81	$0.12	$(0.25)	$(0.13)	$(0.26)	$ (0.06)	$(0.32)	$10.36	(1.21)%	$41,221	0.67%	0.77%	1.60%	142%
12/31/22	10.36	0.28	(1.72)	(1.44)	(0.19)	(0.07)	(0.26)	8.66	(13.85)	32,670	0.67	0.76	2.60	163
12/31/23	8.66	0.33(2)	0.20	0.53	(0.42)	—	(0.42)	8.77	6.07	32,878	0.61	0.87	3.72	138
12/31/24	8.77	0.35(2)	(0.16)	0.19	(0.48)	—	(0.48)	8.48	2.19	28,741	0.61	0.95	3.96	181
12/31/25	8.48	0.35(2)	0.30	0.65	(0.37)	—	(0.37)	8.76	7.63	29,838	0.61	0.99	4.01	212
06/30/26(3)	8.76	0.18(2)	(0.13)	0.05	—	—	—	8.81	0.57(4)	29,147	0.61(5)	1.00(5)	4.02(5)	123(4)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Common Stock Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/21	$10.98	$0.01	$3.01	$3.02	$(0.05)	$ (0.44)	$(0.49)	$13.51	27.57%	$93,121	0.91%	0.91%	0.16%	6%
12/31/22	13.51	0.04	(2.42)	(2.38)	(0.02)	(1.60)	(1.62)	9.51	(17.79)	68,199	0.91	0.91	0.35	7
12/31/23	9.51	0.04	2.46	2.50	(0.07)	(0.73)	(0.80)	11.21	26.35	74,476	0.95	0.95	0.42	4
12/31/24	11.21	0.04(2)	2.37	2.41	(0.05)	(0.93)	(0.98)	12.64	21.26	77,314	0.92	0.92	0.31	9
12/31/25	12.64	0.02(2)	2.20	2.22	(0.04)	(2.05)	(2.09)	12.77	17.65	77,993	0.92	0.92	0.19	5
06/30/26(3)	12.77	0.01(2)	0.37	0.38	—	—	—	13.15	2.98(4)	75,767	0.91(5)	0.91(5)	0.12(5)	5(4)
Class I
12/31/21	$11.01	$0.06	$3.00	$3.06	$(0.07)	$ (0.44)	$(0.51)	$13.56	27.85%	$164,195	0.73%	0.76%	0.34%	6%
12/31/22	13.56	0.05	(2.42)	(2.37)	(0.04)	(1.60)	(1.64)	9.55	(17.66)	120,406	0.73	0.77	0.53	7
12/31/23	9.55	0.08	2.46	2.54	(0.05)	(0.73)	(0.78)	11.31	26.66	134,712	0.73	0.79	0.64	4
12/31/24	11.31	0.06(2)	2.40	2.46	(0.08)	(0.93)	(1.01)	12.76	21.48	129,113	0.73	0.78	0.50	9
12/31/25	12.76	0.05(2)	2.22	2.27	(0.07)	(2.05)	(2.12)	12.91	17.83	128,610	0.73	0.77	0.38	5
06/30/26(3)	12.91	0.02(2)	0.37	0.39	—	—	—	13.30	3.02(4)	122,697	0.73(5)	0.78(5)	0.29(5)	5(4)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class I
12/31/21	$15.71	$—(2)(3)	$3.79	$3.79	$(0.01)	$ (0.36)	$(0.37)	$19.13	24.18%	$75,241	0.76%	0.79%	0.01%	67%
12/31/22	19.13	0.03	(2.73)	(2.70)	(—)(2)	(4.76)	(4.76)	11.67	(14.44)	59,221	0.76	0.80	0.23	75
12/31/23	11.67	0.06	1.88	1.94	(0.03)	(0.06)	(0.09)	13.52	16.60	63,974	0.76	0.85	0.43	65
12/31/24	13.52	0.03(3)	1.85	1.88	(0.06)	(0.51)	(0.57)	14.83	13.70	63,978	0.76	0.85	0.19	59
12/31/25	14.83	0.01(3)	1.49	1.50	(0.03)	(2.12)	(2.15)	14.18	9.72	60,701	0.76	0.86	0.07	49
06/30/26(4)	14.18	— (2)(3)	1.77	1.77	—	—	—	15.95	12.48(5)	64,409	0.76(6)	0.84(6)	0.07(6)	38(5)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Less than $0.005 per share.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2026 (Unaudited)
1. Organization
The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following four funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Bond Fund ("Bond Fund”)
Touchstone Common Stock Fund ("Common Stock Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Each Fund is diversified with the exception of the Common Stock Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2026, the following affiliates of Touchstone Advisors, Inc. (the “Adviser”) were invested in the Funds: separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.
The Balanced Fund, Bond Fund and Common Stock Fund offer Class SC shares and Class I shares. The Small Company Fund offers Class I shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2026, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2026.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Notes to Financial Statements (Unaudited) (Continued)
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Collateralized Loan Obligations — The Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Futures Contracts — The Balanced Fund and Bond Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a

Notes to Financial Statements (Unaudited) (Continued)
change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Balanced Fund and Bond Fund may enter into swap transactions to help enhance the value of their portfolio or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and

Notes to Financial Statements (Unaudited) (Continued)
economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund and Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2026, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Bond Fund’s derivative financial instruments by primary risk exposure as of June 30, 2026:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Bond Fund	Futures Contracts - Interest Rate Contracts(1)	$—	$9,495
(1)	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the effect of the Bond Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2026:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Bond Fund	Futures - Interest Rate Contracts(1)	$(94,939)	$(9,495)
	Swap Agreements - Credit Contracts(2)	2,892	—
(1)	Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized gains on swap agreements.
For the six months ended June 30, 2026, the average quarterly notional value of outstanding derivative financial instruments for the Bond Fund was as follows:
Bond Fund
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$—(1)
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	1,360,940
(1)	The balance at each quarter end was zero.
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2026, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Balanced Fund	Common Stocks	$390,027	$407,955	$17,928
	Corporate Bonds	63,201	66,110	2,909
Total Balanced Fund		453,228	474,065	20,837
Bond Fund	Corporate Bonds	177,562	185,714	8,152
Common Stock Fund	Common Stocks	1,966,881	2,050,271	83,390
Small Company Fund	Common Stocks	1,414,652	1,437,566	22,914
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with

Notes to Financial Statements (Unaudited) (Continued)
payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security, or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds' policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Funds Group Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.

Notes to Financial Statements (Unaudited) (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments) were as follows for the six months ended June 30, 2026:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Purchases of investment securities	$3,009,192	$3,760,957	$10,909,385	$23,243,741
Proceeds from sales and maturities	7,185,935	6,126,660	24,611,807	26,818,709
Purchases of U.S. Government Securities	25,887,781	53,711,452	—	—
Proceeds from U.S. Government Securities	23,005,176	51,450,009	—	—
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are  also officers of the Adviser, Touchstone Securities, LLC (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern.
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $65,372 for the Funds’ Board for the six months ended June 30, 2026.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on all assets
Bond Fund	0.38% on the first $200 million 0.30% on such assets over $200 million
Common Stock Fund Small Company Fund	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on such assets over $500 million
The Adviser has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Adviser”), an affiliate of the Adviser and wholly-owned subsidiary of Western & Southern. The Adviser pays sub-advisory fees to the Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class SC	Class I	Termination Date
Balanced Fund(1)	1.01%	0.79%	April 29, 2027
Bond Fund	0.91%	0.61%	April 29, 2027
Common Stock Fund	1.06%	0.73%	April 29, 2027
Small Company Fund	—	0.76%	April 29, 2027
(1)	Prior to April 29, 2026, the expense limitation for Class SC shares was 0.79%.
The Expense Limitation Agreement can be terminated with respect to each Fund, by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds' shareholders.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended June 30, 2026, the Adviser or its affiliates waived investment advisory fees, administration fees or shareholder servicing fees and other operating expenses of the Funds as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Shareholder Servicing Fees and Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$28,402	$57,499	$85,901
Bond Fund	—	19,173	44,789	63,962
Common Stock Fund	—	—	31,211	31,211
Small Company Fund	—	5,579	18,906	24,485
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed, subject to certain limitations, for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of June 30, 2026, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2026	Expires on or before December 31, 2027	Expires on or before December 31, 2028	Expires on or before December 31, 2029	Total
Balanced Fund	$100,447	$202,625	$202,177	$85,901	$591,150
Bond Fund	55,043	114,503	121,849	63,962	355,357
Common Stock Fund	53,378	73,694	44,783	31,211	203,066
Small Company Fund	34,318	56,733	59,983	24,485	175,519
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2026.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.

Notes to Financial Statements (Unaudited) (Continued)
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION
The Trust has adopted a Shareholder Services Plan under which Class SC shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund offering Class SC shares will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.
DISTRIBUTION AGREEMENT
The Distributor acts as exclusive agent for the distribution of the Funds’ shares. The Distributor receives no compensation under this agreement.
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended June 30, 2026, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2026, the Funds did not utilize Interfund Lending.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended December 31, 2025 and December 31, 2024 were as follows:
	Balanced Fund		Bond Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$877,102	$877,103	$1,903,577	$2,487,186
From long-term capital gains	1,240,563	—	—	—
Total distributions	$2,117,665	$877,103	$1,903,577	$2,487,186

Notes to Financial Statements (Unaudited) (Continued)
	Common Stock Fund		Small Company Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$935,342	$1,131,184	$1,769,919	$268,968
From long-term capital gains	28,480,897	14,224,748	6,274,886	2,137,299
Total distributions	$29,416,239	$15,355,932	$8,044,805	$2,406,267
The following information is computed on a tax basis for each item as of December 31, 2025:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Tax cost of portfolio investments	$32,822,344	$50,575,692	$83,479,047	$43,881,329
Gross unrealized appreciation on investments	16,120,954	416,616	126,138,107	19,697,281
Gross unrealized depreciation on investments	(964,324)	(1,646,542)	(2,737,431)	(2,177,576)
Net unrealized appreciation (depreciation) on investments	15,156,630	(1,229,926)	123,400,676	17,519,705
Capital loss carryforwards	—	(13,107,527)	—	—
Undistributed ordinary income	762,319	1,904,224	619,852	1,152,218
Undistributed capital gains	2,495,234	—	26,165,254	5,444,526
Other temporary differences	—	(32,847)	—	—
Accumulated earnings (deficit)	$18,414,183	$(12,466,076)	$150,185,782	$24,116,449
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of December 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Bond Fund	$ 1,825,453	$ 11,282,074	$ 13,107,527
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of June 30, 2026, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(1)	Gross Unrealized Depreciation on Other(1)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$32,399,467	$15,531,793	$(896,815)	$—	$—	$14,634,978
Bond Fund	48,695,170	240,880	(1,353,756)	—	(9,495)	(1,122,371)
Common Stock Fund	84,744,831	118,303,578	(2,385,301)	—	—	115,918,277
Small Company Fund	47,245,610	21,379,887	(2,349,384)	—	—	19,030,503
(1)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations

Notes to Financial Statements (Unaudited) (Continued)
and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic resulted in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.

Notes to Financial Statements (Unaudited) (Continued)
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

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TVST-SR-NCSR-2606

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	8/31/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	8/31/2026

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date:	8/31/2026